STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (1,582,660)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares		11,833
Payment of formation costs through issuance of Class B ordinary shares	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(491,297)
Accrued expenses		1,350,095
Net cash used in operating activities	0	(735,695)
Cash Flows from Investing Activities:
Net cash used in investing activities		(207,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		202,860,000
Proceeds from promissory note - related party	38,375	32,759
Payment of offering costs	(38,375)	(478,018)
Net cash provided by (used in) financing activities	0	208,483,607
Net Change in Cash	0	747,912
Cash - Beginning	0	0
Cash - Ending	0	747,912
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	246,037	7,515
Initial classification of ordinary shares subject to possible redemption		196,231,090
Change in value of ordinary shares subject to possible redemption		(1,582,664)
Deferred offering costs paid by Sponsor in exchange for the issuance of common stock		$ 7,245,000
Deferred offering costs paid by Sponsor in exchange for the issuance of common stock	$ 20,000